Subsequent Events (Additional Information) (Details) - USD ($) $ in Millions					12 Months Ended
	Feb. 14, 2022	Nov. 16, 2021	Oct. 04, 2021	Sep. 09, 2021	Jun. 30, 2022	Mar. 31, 2023	Apr. 30, 2021
Subsequent Event [Line Items]
Purchase consideration	$ 0.4	$ 47.4	$ 17.0
Cash payment to acquire buiness			14.0
Consulting fees			0.2
Aggregate Consulting Fees			0.6
Earnout payable			$ 2.4
Subsequent Event, Description			On October 4, 2021, the Company acquired 100% of the members interest in Vinesse, LLC, a California limited liability company. Vinesse, LLC ("Vinesse") is a direct to consumer platform company that specializes in wine clubs with over 60,000 members.
Loan And Security Agreement
Subsequent Event [Line Items]
Cash collateral for borrowed securities						$ 4.8	$ 4.8
Previously Reported [Member]
Subsequent Event [Line Items]
Earnout payable			$ 2.5
Vinesse, LLC
Subsequent Event [Line Items]
Subsidiaries holding percentage			100.00%
Captive
Subsequent Event [Line Items]
Secured Insurance Claims Limit				$ 10.0	$ 10.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase consideration			$ 17.1